Goodwill - Schedule of movement in Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in intangible assets and goodwill [abstract]
Carrying Amount - Beginning of fiscal year	$ 797,962	$ 1,349,235
Addition through business combinations	0	6,161
Impairment loss	0	(556,440)
Foreign currency translation	7,089	(994)
Carrying Amount - End of fiscal year	$ 805,051	$ 797,962